                                                           ---------------------
                                                           Prospectus Supplement
                                                           November 1, 2004
                                                           ---------------------


Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Active International      Effective November 1, 2004, the Board of
Allocation Portfolio      Directors (the "Board") of the Morgan Stanley
                          Institutional Fund, Inc. (the "Fund") approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with Morgan Stanley
                          Investment Management Inc. ("MSIM") to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P.
                          Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by
                          MSIM and JPMorgan to provide administration and accounting services.





              Please retain this supplement for future reference.

                                                           --------------------
                                                           Prospectus Supplement
                                                           November 1, 2004
                                                           --------------------



Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Emerging Markets            Effective November 1, 2004, the Board of
Portfolio                   Directors (the "Board") of the Morgan Stanley
                            Institutional Fund, Inc. (the "Fund") approved
Emerging Markets Debt       amending and restating the investment advisory
Portfolio                   agreement with Morgan Stanley Investment
                            Management Inc. ("MSIM") to reduce the fee payable by certain of the Fund's Portfolios as identified below. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P.
                            Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by
                            MSIM and JPMorgan to provide administration and accounting services.




PORTFOLIO                                REDUCED ADVISORY FEE

Emerging Markets Portfolio    1.25% of the portion of the daily net assets not
                              exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 1.00% of the daily net assets exceeding $2.5 billion.



Emerging Markets Debt         0.75% of the portion of the daily net assets not
  Portfolio                   exceeding $500 million; 0.70% of the portion of
                              the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.





              Please retain this supplement for future reference.

                                                          ----------------------
                                                           Prospectus Supplement
                                                           November 1, 2004
                                                          ----------------------

Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Equity Growth Portfolio     Effective November 1, 2004, the Board of
                            Directors (the "Board") of the Morgan
Focus Equity Portfolio      Stanley Institutional Fund, Inc. (the
                            "Fund") approved amending and restating
Small Company Growth        the investment advisory agreement with
Portfolio                   Morgan Stanley Investment Management
                            Inc. ("MSIM") to reduce the fee payable
                            by certain of the Fund's Portfolios as
                            identified below. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P.
                            Morgan Investor Services Co.
                            ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by MSIM and JPMorgan to provide administration and accounting services.



    PORTFOLIO                           REDUCED ADVISORY FEE

Equity Growth Portfolio     0.50% of the portion of the daily net
                            assets not exceeding $1 billion; 0.45%
                            of the portion of the daily net assets
                            exceeding $1 billion but not exceeding
                            $2 billion; 0.40% of the portion of the
                            daily net assets exceeding $2 billion
                            but not exceeding $3 billion; and 0.35%
                            of the portion of the daily net assets
                            exceeding $3 billion.

Small Company Growth        0.92% of the portion of the daily net
Portfolio                   assets not exceeding $1 billion; and
                            0.85% of the portion of the daily net
                            assets exceeding $1 billion.

                                     ******

The Fund suspended offering of shares of the Small Company Growth Portfolio to new investors effective July 30, 2004. The Fund will continue to offer shares of the Portfolio to existing shareholders and will reopen, effective November 1, 2004, to clients of registered investment advisors ("RIAs") who have offered shares of the Fund in their discretionary asset allocation programs. The Fund may recommence offering shares of the Portfolio to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.

              Please retain this supplement for future reference.

                                                         ---------------------
                                                         Prospectus Supplement

                                                         November 1, 2004
                                                         ---------------------

Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

European Real Estate           Effective November 1, 2004, the Board of
Portfolio                      Directors (the "Board") of the Morgan Stanley
                               Institutional Fund, Inc. (the "Fund") approved
U.S. Real Estate Portfolio     amending and restating the investment advisory
                               agreement with Morgan Stanley Investment
                               Management Inc. ("MSIM") to reduce the fee payable by certain of the Fund's Portfolios as identified below. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P.
                               Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by
                               MSIM and JPMorgan to provide administration and accounting services.



PORTFOLIO                                 REDUCED ADVISORY FEE

U.S. Real Estate Portfolio          0.80% of the portion of the daily net
                                    assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding
                                    $1 billion; and 0.70% of the portion of
                                    the daily net assets exceeding $1
                                    billion.


              Please retain this supplement for future reference.

                                                           ---------------------
                                                           PROSPECTUS SUPPLEMENT

                                                           NOVEMBER 1, 2004
                                                           ---------------------

Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Global Franchise Portfolio     Effective November 1, 2004, the Board of
                               Directors (the "Board") of the Morgan
                               Stanley Institutional Fund, Inc. (the
                               "Fund") approved amending and restating
                               the investment advisory agreement with
                               Morgan Stanley Investment Management
                               Inc. ("MSIM") to reduce the fee payable
                               by certain of the Fund's Portfolios as
                               described below. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor Services Co.
                               ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by MSIM and JPMorgan to provide administration and accounting services.


     PORTFOLIO                                   REDUCED ADVISORY FEE

Global Franchise Portfolio            0.80% of the portion of the daily net
                                      assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding
                                      $1 billion; and 0.70% of the portion of
                                      the daily net assets exceeding $1
                                      billion.


              Please retain this supplement for future reference.

                                                           ---------------------
                                                           Prospectus Supplement
                                                           November 1, 2004
                                                           ---------------------


Supplement dated               MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Global Value Equity        Effective November 1, 2004, the Board of
Portfolio                  Directors (the "Board") of the Morgan Stanley
                           Institutional Fund, Inc. (the "Fund") approved
International Equity       amending and restating the investment advisory
Portfolio                  agreement with Morgan Stanley Investment
                           Management Inc. ("MSIM") to reduce the fee
International Small Cap    payable by certain of the Fund's Portfolios as
Portfolio                  identified below. The Board also approved
                           amending certain of the Fund's
                           administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor
                           Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by MSIM and JPMorgan to provide administration and accounting services.

PORTFOLIO                             REDUCED ADVISORY FEE

Global Value Equity        0.67% of the portion of the daily net assets
  Portfolio                not exceeding $1 billion; 0.645% of the portion
                           of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% of the portion of the daily net assets exceeding $2.5 billion but exceeding $3.5 billion; 0.57% of the portion of the daily net assets exceeding $3.5 billion but not exceeding
                           $4.5 billion; and 0.545% of the daily net assets exceeding $4.5 billion.

                                   * * * * *

The Fund suspended offering of shares of the International Small Cap Portfolio to new investors effective July 30, 2004. The Fund will continue to offer shares of the Portfolio to existing shareholders and will reopen, effective November 1, 2004, to clients of registered investment advisors ("RIAs") who have offered shares of the Fund in their discretionary asset allocation programs. The Fund may recommence offering shares of the Portfolio to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.

         Please retain this supplement for future reference.

                                                           ---------------------
                                                           Prospectus Supplement
                                                           NOVEMBER 1, 2004
                                                           ---------------------



Supplement dated              MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

International Magnum       Effective November 1, 2004, the Board of
Portfolio                  Directors (the "Board") of the Morgan Stanley
                           Institutional Fund, Inc. (the "Fund") approved amending and restating the investment advisory agreement with Morgan Stanley Investment
                           Management Inc. ("MSIM") to reduce the fee payable by certain of the Fund's Portfolios as identified below. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by
                           MSIM and JPMorgan to provide administration and accounting services.



PORTFOLIO                            REDUCED ADVISORY FEE

International Magnum       0.80% of the portion of the daily net assets
  Portfolio                not exceeding $500 million; 0.75% of the
                           portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.


             Please retain this supplement for future reference.

                                                           ---------------------
                                                           Prospectus Supplement
                                                           NOVEMBER 1, 2004
                                                           ---------------------

Supplement dated                   MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:


Money Market Portfolio        Effective November 1, 2004, the Board of
                              Directors (the "Board") of the Morgan Stanley
Municipal Money Market        Institutional Fund, Inc. (the "Fund") approved
Portfolio                     amending certain of the Fund's administration
                              arrangements, including amending and restating the administration agreement with Morgan
                              Stanley Investment Management Inc. ("MSIM") to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by
                              MSIM and JPMorgan to provide administration and accounting services.


                Please retain this supplement for future reference.

                                                            --------------------
                                                           Prospectus Supplement

                                                           November 1, 2004
                                                            --------------------

Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Prospectus dated
April 30, 2004 of:

Value Equity Portfolio           Effective November 1, 2004, the Board of
                                 Directors (the "Board") of the Morgan
                                 Stanley Institutional Fund, Inc. (the
                                 "Fund") approved amending and restating
                                 the investment advisory agreement with
                                 Morgan Stanley Investment Management
                                 Inc. ("MSIM") to reduce the fee payable
                                 by certain of the Fund's Portfolios, as
                                 identified below. The Board also
                                 approved amending certain of the Fund's
                                 administration arrangements, including
                                 amending and restating the
                                 administration agreement with MSIM to
                                 remove the provisions related to
                                 transfer agent services with respect to
                                 the Fund, to reduce the fees payable by
                                 the Fund and to provide for MSIM to pay
                                 certain out-of-pocket expenses incurred
                                 in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor Services Co.
                                 ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by MSIM and JPMorgan to provide administration and accounting services.


          PORTFOLIO                       REDUCED ADVISORY FEE

     Value Equity Portfolio         0.50% of the portion of the daily net
                                    assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding
                                    $250 million; 0.40% of the portion of
                                    the daily net assets exceeding $250
                                    million but not exceeding $350 million;
                                    and 0.35% of the portion of the daily
                                    net assets exceeding $350 million.



              Please retain this supplement for future reference.

                                  ----------------------------------------------
                                  Statement of Additional Information Supplement

                                  November 1, 2004
                                  ----------------------------------------------



Supplement dated                MORGAN STANLEY INSTITUTIONAL FUND, INC.
November 1, 2004 to the
Statement of Additional
Information of Morgan Stanley
Institutional Fund, Inc.
dated April 30, 2004

                                Effective November 1, 2004, the Board of
                                Directors (the "Board") of the Morgan Stanley Institutional Fund, Inc. (the "Fund") approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. ("MSIM") to reduce the fee payable by certain of the Fund's Portfolios. The Board also approved amending certain of the Fund's administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to transfer agent services with respect to the Fund, to reduce the fees payable by the Fund and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. The Board approved the Fund to enter into a transfer agency agreement with J.P. Morgan Investor Services Co. ("JPMorgan") to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund. JPMorgan shall serve as sub-administrator for the Fund pursuant to a sub-administration agreement entered into by MSIM and JPMorgan to provide administration and accounting services.

                                The table that summarizes the permissible investments for each Portfolio is hereby updated by adding an "X" for the Emerging Markets Debt Portfolio in the "Eurodollar and Yankee Dollar Obligations" row.

                                The paragraph on page 27 entitled "EURODOLLAR AND YANKEE OBLIGATIONS" is hereby deleted in its entirety and replaced with the following:

                                EURODOLLAR AND YANKEE OBLIGATIONS:  The
                                Portfolios may invest in Eurodollar and Yankee obligations, which are Fixed Income Securities. The Eurodollar obligations may include bonds issued and denominated in euros (the new currency unit implemented on January 1, 1999 by the countries participating in the EMU). Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

                                Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.